Discontinued operation, Financial Performance (Details) - USD ($) $ in Millions		12 Months Ended			18 Months Ended
	Mar. 15, 2019	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Discontinued operation - Financial performance [Abstract]
Revenue		$ 3,001.0	$ 3,348.4	[1]	$ 4,754.4	[2]
Operating profit/(loss)		(2,661.4)	221.7	[1]	376.8	[2]
(Loss)/profit on disposal of the SUSE business		0.0	3.7		0.0
Profit/(loss) before tax		(2,940.4)	(34.1)	[1]	34.1	[2]
Profit for the year from discontinued operation		5.1	1,487.2	[1]	76.9	[2]
Before Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		3,001.0	3,348.4		4,754.4
Operating profit/(loss)		350.2	515.9		915.0
Profit/(loss) before tax		71.2	260.1		578.1
Profit for the year from discontinued operation		7.3	28.7		76.9
Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0	0.0		0.0
Operating profit/(loss)		(3,011.6)	(294.2)		(538.2)
(Loss)/profit on disposal of the SUSE business		0.0	3.7		0.0
Profit/(loss) before tax		(3,011.6)	(294.2)		(544.0)
Profit for the year from discontinued operation		(2.2)	1,458.5		$ 0.0
SUSE [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0	127.0
Operating costs		0.0	(89.3)
Operating profit/(loss)		0.0	37.7
Share of results of associate		0.0	(0.3)
(Loss)/profit on disposal of the SUSE business		(3.0)	1,767.9
Profit/(loss) before tax		(3.0)	1,805.3
Taxation		8.1	(318.1)
Profit for the year from discontinued operation	$ (1,767.9)	5.1	1,487.2
Discontinued operation - Cash flow [Abstract]
Net cash inflows from operating activities		0.0	18.6
Net cash outflows from investing activities		1.3	0.0
Net cash flows from financing activities		0.0	0.0
SUSE [Member] | Before Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0	127.0
Operating costs		0.0	(89.3)
Operating profit/(loss)		0.0	37.7
Share of results of associate		0.0	(0.3)
(Loss)/profit on disposal of the SUSE business		0.0	0.0
Profit/(loss) before tax		0.0	37.4
Taxation		7.3	(8.7)
Profit for the year from discontinued operation		7.3	28.7
SUSE [Member] | Exceptional Items [Member]
Discontinued operation - Financial performance [Abstract]
Revenue		0.0	0.0
Operating costs		0.0	0.0
Operating profit/(loss)		0.0	0.0
Share of results of associate		0.0	0.0
(Loss)/profit on disposal of the SUSE business		(3.0)	1,767.9
Profit/(loss) before tax		(3.0)	1,767.9
Taxation		0.8	(309.4)
Profit for the year from discontinued operation		$ (2.2)	$ 1,458.5

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.